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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


             Report for the Calendar Year or Quarter Ended 12/31/99

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:      |_|                    Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


                                  WTG & CO., LP
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

500 PARK AVENUE                         NY                NY               10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

ROBERT M. BURNAT  212-935-6655  CONTROLLER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NY and State of NY on the 8th day of February, 2000.


                                                  WTG & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                                /s/ Robert M. Burnat
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   53

Form 13F Information Table Value Total: $ 215,811
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                   13F File No.:   Name:                   13F File No.:
----------------------- -------------   ----------------------- -------------
1. SEE ATTACHED                         6.
----------------------- -------------   ----------------------- -------------
2.                                      7.
----------------------- -------------   ----------------------- -------------
3.                                      8.
----------------------- -------------   ----------------------- -------------
4.                                      9.
----------------------- -------------   ----------------------- -------------
5.                                      10.
----------------------- -------------   ----------------------- -------------


SEC 1685 (7-88)

                                                              FORM 13F
------------------------------------------------------------------------------------------------------------------------------------
RPT: #34                                                      WTG & CO.                         TOP ACCOUNT                C02451299
                                                VALUATION REPORT - WITH VOTING RIGHTS           BASE CURRENCY: USD
                                                         DECEMBER 31, 1999                      DATE 02-04-00                 PAGE 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TITLE OF                                                 SHARES OR        INVESTMENT DISCRETION              VOTING AUTHORITY
NAME OF ISSUE CLASS             CUSIP      FAIR MARKET   PRINCIPAL   (A) SOLE  (B) SHARED (C) OTHER  (A) SOLE  (B) SHARED  (C) OTHER
LONG ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
RPT: #34
NORDIC AMER TANKER SHIPPING
COMMON STOCK                    G65773106  4,356,250    410,000      410,000                         410,000
TERRA NOVA (BERMUDA) HLDGS-A
COMMON STOCK                    G87615103  2,028,000    67,600       67,600                          67,600
ASSOCIATED GROUP INC-CL B
COMMON STOCK                    045651205  18,906,000   205,500      205,500                         205,500
AVIALL INC
COMMON STOCK                    05366B102  245,625      30,000       30,000                          30,000
BAKER FENTRESS CO
COMMON STOCK                    057213100  10,453,913   740,100      740,100                         740,100
BERTLITZ INTL INC (NEW)
COMMON STOCK                    08520F100  3,033,594    176,500      176,500                         176,500
BURNHAM PAC PPTYS INC
COMMON STOCK                    12232C108  4,921,875    525,000      525,000                         525,000
CALIFORNIA COASTAL COMM INC
COMMON STOCK                    129915203  2,187,675    324,100      324,100                         324,100
THE COLEMAN CO INC
COMMON STOCK                    193559101  8,590,781    922,500      922,500                         922,500
COMMERCIAL FEDERAL CORP
COMMON STOCK                    201647104  3,295,313    185,000      185,000                         185,000
COMSAT CORP
COMMON STOCK                    20564D107  2,766,600    139,200      139,200                         139,200
CONSOLIDATED-TOMOKA LAND CO
COMMON STOCK                    210226106  1,906,125    149,500      149,500                         149,500
CORT BUSINESS SERVICE CORP
COMMON STOCK                    220493100  1,279,913    73,400       73,400                          73,400
CRESCENDO PHARMACEUTICALS CL A
COMMON STOCK                    225637107  1,660,938    90,855       90,855                          90,855
DELTA & PINE LAND CO
COMMON STOCK                    247357106  1,737,500    100,000      100,000                         100,000
DEXTER CORP
COMMON STOCK                    252165105  795,000      20,000       20,000                          20,000
EASTERN COMPANY
COMMON STOCK                    276317104  2,683,594    171,750      171,750                         171,750
EASTERN ENTERPRISES
COMMON STOCK                    27637F100  14,359,375   250,000      250,000                         250,000
EASTERN UTILITIES ASSOC.
COMMON STOCK                    277173100  3,276,781    108,100      108,100                         108,100
FOAMEX INTL INC
COMMON STOCK                    344123104  415,625      50,000       50,000                          50,000
FOREMOST CORP OF AMERICA
COMMON STOCK                    345469100  1,211,613    42,700       42,700                          42,700
FRANKLIN SELECT REALTY TRUST    UST
COMMON STOCK                    354638108  791,313      115,100      115,100                         115,100
FRESENIUS MEDICAL HOLDINGS INC  S INC
PREF NON CONVERTIBLE            358030203  600          60,000       60,000                          60,000
GENESYS TELECOMMUNICATIONS      S
COMMON STOCK                    371931106  8,100,000    150,000      150,000                         150,000
GRIFFIN LAND & NURSERIES
COMMON STOCK                    398231100  723,350      62,900       62,900                          62,900
HOMEFED CORPORATION
COMMON STOCK                    43739D208  32,861       37,555       37,555                          37,555
IVAX CORP SUB DEB CONV
CONVERTIBLE BOND                465823AA0  5,294,290    5,444,000    5,444,000                       5,444,000
KANSAS CITY PWR.& LIGHT
COMMON STOCK                    485134100  14,947,344   677,500      677,500                         677,500
LIFE TECHNOLOGIES INC
COMMON STOCK                    532177201  7,286,318    170,940      170,940                         170,940
LIFELINE SYSTEM INC
COMMON STOCK                    532192101  3,543,000    236,200      236,200                         236,200
MCN ENERGY GROUP INC
COMMON STOCK                    55267J100  9,500,000    400,000      400,000                         400,000
MCN FINANCING III CONV PFD
CONVERTIBLE BOND                55267J308  2,847,813    70,100       70,100                          70,100
MEDIAONE GROUP INC
COMMON STOCK                    58440J104  12,097,969   157,500      157,500                         157,500
MEDIA GENERAL INC CL A
COMMON STOCK                    584404107  8,060,000    155,000      155,000                         155,000
MICHAEL FOODS INC (NEW)
COMMON STOCK                    594079105  847,100      34,400       34,400                          34,400
NATIONAL PROCESSING INC
COMMON STOCK                    637229105  2,926,975    329,800      329,800                         329,800
O'SULLIVAN INDS HLDG INC
PREF NON CONVERTIBLE            67104Q205  82,365       161,500      161,500                         161,500
OLSTEN CORP
COMMON STOCK                    681385100  7,245,656    640,500      640,500                         640,500
PANAVISION INC (NEW)
COMMON STOCK                    69830E209  567,188      121,000      121,000                         121,000
PREMIER FARNELL PLC SPON ADR
PREF CONVERTIBLE                74050U206  2,939,475    152,700      152,700                         152,700
PRIME RETAIL INC PFD CONV
PREF CONVERTIBLE                741570303  3,357,113    284,200      284,200                         284,200
PROVIDENCE ENERGY CORP
COMMON STOCK                    743743106  1,355,063    36,500       36,500                          36,500
RALSTON PURINA CO EXCH NTS CV
CONVERTIBLE BOND                751277401  5,862,791    156,600      156,600                         156,600
RUSS BERRIE AND COMPANY INC
COMMON STOCK                    782233100  2,772,000    105,600      105,600                         105,600
ST. JOE COMPANY
COMMON STOCK                    790148100  3,394,025    139,600      139,600                         139,600
SYBRON CHEMICALS INC
COMMON STOCK                    870903101  3,911,575    332,900      332,900                         332,900
TSI INC MINN
COMMON STOCK                    872876107  323,125      27,500       27,500                          27,500
TELEDYNE TECHNOLOGIES INC
COMMON STOCK                    879360105  1,904,488    201,800      201,800                         201,800
VISKASE COMPANIES INC
COMMON STOCK                    92831R102  243,563      86,600       86,600                          86,600
WICOR INC
COMMON STOCK                    929253102  9,430,481    323,100      323,100                         323,100
WATER PIK TECHNOLOGIES INC
COMMON STOCK                    94113U100  1,436,288    150,200      150,200                         150,200
WATKINS-JOHNSON CO.
COMMON STOCK                    942486101  3,700,000    92,500       92,500                          92,500
WESTPOINT STEVENS INC.
COMMON STOCK                    961238102  175,000      10,000       10,000                          10,000
                                           ***********
                                TOTAL      215,811,219
